Note 2 - Basis of Presentation	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
2.	Basis of presentation

(a)	Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), effective for the financial year ended
December 31, 2017.
IFRS include International Accounting Standards (“IAS”) and interpretations issued by the IFRS Interpretations Committee (“IFRIC”).

These consolidated financial statements were approved and authorized for issuance by the Board of Directors of the Company on
March 27, 2018.

(b)	Basis of preparation and consolidation

These consolidated financial statements have been prepared on a historical cost basis except for marketable securities (note
6
) that have been measured at fair value. The presentation currency is the Canadian dollar; therefore, all amounts, with the exception of per share amounts, are presented in thousands of Canadian dollars unless otherwise noted.

These consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company (its subsidiaries). Control exists when the Company has power over an investee, exposure or rights, to variable returns from its involvement with the investee and the ability to use its power over the investee to affect the amount of the Company’s returns.

Subsidiary	Place of incorporation	Functional Currency	Beneficial Interest
North Country Gold Corp. (“North Country”)	BC, Canada	CAD	100%
Homestake Resource Corporation (“Homestake”)	BC, Canada	CAD	100%
Corisur Peru, S.A.C. (“Corisur”)	Peru	USD	100%
Sombrero Minerales, S.A.C. (“Sombrero”)	Peru	USD	100%
Homestake Royalty Corporation (inactive)	BC, Canada	CAD	100%

All intercompany balances and transactions have been eliminated.

2.	Basis of presentation (continued)

(c)	Critical accounting judgments and estimates

The preparation of the financial statements in conformity with IFRS requires management to select accounting policies and make estimates and judgments that may
have a significant impact on the consolidated financial statements. Estimates are continuously evaluated and are based on management’s experience and expectations of future events that are believed to be reasonable under the circumstances. Actual outcomes may
differ from these estimates.

Critical judgments exercised in applying accounting policies, apart from those involving estimates, that have the most significant effect on the amounts recognized in the consolidated financial statements are as follows:

i.	Functional currency

The functional currency for each of the Company’s subsidiaries is the currency of the primary economic environment in which the entity operates. The Company has determined the functional currency of each of its Canadian entities is the Canadian dollar, while the functional currency of its Peruvian entities is the United States dollar. Determination of functional currency may
involve certain judgments to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions that determined the primary economic environment.

ii.	Business combinations

Determination of whether a set of assets acquired and liabilities assumed constitute the acquisition of a business or asset may
require the Company to make certain judgments as to whether or not
the assets acquired and liabilities assumed include the inputs, processes and outputs necessary to constitute a business as defined in IFRS
3
- Business Combinations. The Company determined that Homestake (note
4
) did
not
meet the criteria for a business based on the indicators outlined by IFRS
3.
As such, the Company determined that the acquisition of Homestake was not
a business combination and accordingly it was accounted for as an asset acquisition.

iii.	Economic recoverability and probability of future economic benefits of mineral property interests

Management has determined that exploration and evaluation of mineral properties and related costs incurred, which have been recognized on the consolidated statements of financial position, are economically recoverable. Management uses several criteria in its assessments of economic recoverability and probability of future economic benefit including geological data, scoping studies, accessible facilities, and existing and future permits.

iv.	Indications of impairment of assets

Impairment testing is done at the cash generating unit level and judgment is involved in assessing whether there is any indication that an asset or a cash generating unit may
be impaired. The assessment of the impairment indicators involves the application of a number of significant judgments and estimates to certain variables, including metal price trends, exploration plans for properties and the results of exploration and evaluation to date.

Key sources of estimation uncertainty that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities are:

i.	Provisions

Provisions recognized in the financial statements involve judgments on the occurrence of future events, which could result in a material outlay for the Company. In determining whether an outlay will be material, the Company considers the expected future cash flows based on facts, historical experience and probabilities associated with such future events. Uncertainties exist with respect to estimates made by management and as a result, the actual expenditure may
differ from amounts currently reported.

2.	Basis of presentation (continued)

(c)	Critical accounting judgments and estimates

ii.	Share-based compensation

The Company determines the fair value of share options granted using the Black-Scholes option pricing model. This option pricing model requires the development of market-based subjective inputs, including the risk-free interest rate, expected price volatility and expected life of the option. Changes in these inputs and the underlying assumption used to develop them can materially affect the fair value estimate.

iii.	Income taxes

The provision for income taxes and composition of income tax assets and liabilities require management’s judgment. The application of income tax legislation also requires judgment in order to interpret legislation and to apply those findings to the Company’s transactions.

iv.	Deferred tax assets and liabilities

Management judgment and estimates are required in assessing whether deferred tax assets and deferred tax liabilities are recognized in the consolidated statements of financial position. Judgments are made as to whether future taxable profits will be available in order to recognize deferred tax assets. Assumptions about the generation of future taxable profits depend on management’s estimates of future cash flows. These depend on estimates of future production and sales volumes, commodity prices, reserves, operating costs, and other capital management transactions. These judgments and assumptions are subject to risk and uncertainty and changes in circumstances may
alter expectations, which
may
impact the amount of deferred tax assets and deferred tax liabilities recognized on the consolidated statements of financial position and the benefit of other tax losses and temporary differences not
yet recognized.

v.	Reclamation obligations

Management assesses its reclamation obligations annually and when circumstances suggest that a material change to the obligations have occurred. Significant estimates and assumptions are made in determining the provision for site reclamation and closure, as there are numerous factors that will affect the ultimate liability that becomes payable. These factors include estimates of the extent, the timing and the cost of reclamation activities, regulatory change, cost increases, and changes in discount rates. Those uncertainties may
result in actual expenditures differing from the amounts currently provided. The provision at the reporting date represents management’s best estimate of the present value of the future reclamation costs required. Changes to estimated future costs are recognized in the statement of financial position by adjusting the reclamation asset and liability.